Issued Capital - Schedule of Black Scholes Options Pricing Model (Details)	12 Months Ended
Apr. 30, 2024 yr
Disclosure of Inputs into Black Scholes Option Pricing Model [Line Items]
Risk-free interest rate	4.28%
Expected life (years)	3.9
Expected volatility	71.46%
Expected dividend yield	0.00%
Estimated forfeiture rate	4.55%